Discontinued Operations (Details 1) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable	$ 18,462	$ 153,754	$ 87,740
Fixed Assets Held for Sale	71,342	304,429	412,831
Total Discontinued Assets	89,804	458,183	500,571
Accounts payable and accrued liabilities	0	219,882	29,637
Total Discontinued Liabilities	$ 0	$ 219,882	$ 29,637